UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capital Management LP
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Address:   156 West 56th Street
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           New York, NY  10019
           --------------------------------------------------

Form 13F File Number:  028-10650
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 484-2115
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Craig Rosmarin             New York, New York         8/15/05
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]




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Report Type (Check only one.):

[x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    53
                                                -------------

Form 13F Information Table Value Total:              $523,618
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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
                                                      FORM 13F INFORMATION TABLE

                               TITLE
NAME OF                         OF                         VALUE       SHRS OR      SH/     PUT/    INVESTMENT
ISSUER                         CLASS        CUSIP          (X$1000)    PRN AMT      PRN     CALL    DISCRETION SOLE     SHARED NONE
ABGENIX INC                    COMMON       00339B107      5415        631100       SH              SOLE       631100
ADEZA BIOMEDICAL CORPORATION   COMMON       006864102      11698       688900       SH              SOLE       688900
ADOLOR CORP                    COMMON       00724X102      3099        335000       SH              SOLE       335000
ADVANCED NEUROMODULATION SYS   COMMON       00757T101      10503       264700       SH              SOLE       264700
ALKERMES INC                   COMMON       01642T108      17288       1307700      SH              SOLE       1307700
ARTHROCARE CORP                COMMON       043136100      12529       358600       SH              SOLE       358600
BECKMAN COULTER INC            COMMON       075811109      8550        134500       SH              SOLE       134500
BEVERLY ENTERPRISES INC        COMMON NEW   087851309      15319       1202400      SH              SOLE       1202400
BIOSANTE PHARMACEUTICALS INC   COMMON NEW   09065V203      784         209500       SH              SOLE       209500
CAREMARK RX INC                COMMON       141705103      16308       366300       SH              SOLE       366300
CELGENE CORP                   COMMON       151020104      8445        207500       SH              SOLE       207500
CIGNA CORP                     COMMON       125509109      20218       188900       SH              SOLE       188900
COMMUNITY HEALTH SYS INC NEW   COMMON       203668108      3212        85000        SH              SOLE       85000
CV THERAPEUTICS INC            COMMON       126667104      6383        284700       SH              SOLE       284700
DAVITA INC                     COMMON       23918K108      18851       414500       SH              SOLE       414500
DIGENE CORP                    COMMON       253752109      8501        307100       SH              SOLE       307100
DISCOVERY LABORATORIES INC N   COMMON       254668106      2418        331700       SH              SOLE       331700
DOV PHARMACEUTICAL INC         COMMON       259858108      3568        191200       SH              SOLE       191200
ECLIPSYS CORP                  COMMON       278856109      22082       1569443      SH              SOLE       1569443
ENDOLOGIX INC                  COMMON       292665106      3045        675147       SH              SOLE       675147
EYETECH PHARMACEUTICALS INC    COMMON       302297106      1288        101900       SH              SOLE       101900
FIRST HORIZON PHARMACEUTICAL   COMMON       32051K106      7624        400400       SH              SOLE       400400
GENENTECH INC                  COMMON NEW   368710406      13993       174300       SH              SOLE       174300
GENZYME CORP                   COMMON       372917104      13310       221500       SH              SOLE       221500
GILEAD SCIENCES INC            COMMON       375558103      14191       322600       SH              SOLE       322600
ICOS CORP                      COMMON       449295104      4683        221200       SH              SOLE       221200
IDX  SYS CORP                  COMMON       449491109      10444       346500       SH              SOLE       346500
KOS PHARMACEUTICALS INC        COMMON       500648100      9242        141100       SH              SOLE       141100
KYPHON INC                     COMMON       501577100      10176       292500       SH              SOLE       292500
MGI PHARMA INC                 COMMON       552880106      4183        192300       SH              SOLE       192300
NABI BIOPHARMACEUTICALS        COMMON       629519109      5787        380000       SH              SOLE       380000
NEKTAR THERAPEUTICS            COMMON       640268108      8147        484100       SH              SOLE       484100
NITROMED INC                   COMMON       654798503      9219        474000       SH              SOLE       474000
NOVEN PHARMACEUTICALS INC      COMMON       670009109      3818        218400       SH              SOLE       218400
NPS PHARMACEUTICALS INC        COMMON       62936P103      341         30000        SH              SOLE       30000
PACIFICARE HEALTH SYS DEL      COMMON       695112102      26794       375000       SH              SOLE       375000
PAR PHARMACEUTICAL COS INC     COMMON       69888106       12167       382500       SH              SOLE       382500
PENWEST PHARMACEUTICALS CO     COMMON       709754105      816         69000        SH              SOLE       69000
QLT INC                        COMMON       746927102      2529        242700       SH              SOLE       242700
REHABCARE GROUP INC            COMMON       759148109      5814        217500       SH              SOLE       217500
SCOLR PHARMA INC               COMMON       78402X107      2378        750000       SH              SOLE       750000
SYNERON MEDICAL LTD            ORD SHS      M87245102      12514       342000       SH              SOLE       342000
UNITEDHEALTH GROUP INC         COMMON       91324P102      23599       452600       SH              SOLE       452600
UNIVERSAL AMERN FINL CORP      COMMON       913377107      5917        261600       SH              SOLE       261600
VALEANT PHARMACEUTICALS INTL   COMMON       91911X104      9108        516600       SH              SOLE       516600
VENTANA MED SYS INC            COMMON       92276H106      21599       536900       SH              SOLE       536900
VICURON PHARMACEUTICALS INC    COMMON       926471103      5192        186100       SH              SOLE       186100
PFIZER INC                     COMMON       717081103      41370       1500000      SH     CALL     SOLE       1500000
CARDINAL HEALTH INC            COMMON       14149Y108      5758        100000       SH     PUT      SOLE       100000
GIVEN IMAGING                  ORD SHS      M52020100      2851        125000       SH     PUT      SOLE       125000
PACIFIC HEALTH SYS DEL         COMMON       695112102      8931        125000       SH     PUT      SOLE       125000
PACIFIC HEALTH SYS DEL         COMMON       695112102      10982       153700       SH     PUT      SOLE       153700
UNITEDHEALTH GROUP INC         COMMON       91324P102      10637       204000       SH     PUT      SOLE       204000
